SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 525,683	$ 488,717	$ 505,755
Less: accumulated depreciation	(365,203)	(346,568)	(289,956)
Total	160,480	142,149	215,799
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	125,575	87,428	82,298
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	115,448	115,789	122,185
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	191,400	191,965	202,570
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 93,260	$ 93,535	$ 98,702